Average Annual Total Returns - VictoryShares International High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF 1 Year	VictoryShares International High Div Volatility Wtd ETF Life of Fund		VictoryShares International High Div Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares International High Div Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares International High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares International High Div Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund		Nasdaq Victory International High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory International High Dividend 100 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	19.28%	3.48%	[1]	17.73%	2.62%	[1]	12.12%	2.75%	[1]	22.01%	5.56%	[1]	19.68%	3.92%	[1]

[1]	Inception date is August 20, 2015.